Equity (Details 4) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Dividends Approval date	Nov. 27, 2025	Feb. 19, 2025	Feb. 22, 2024	Feb. 16, 2023
Dividends payment date	Jan. 07, 2026	Mar. 14, 2025	Mar. 19, 2024	Mar. 22, 2023
Dividends remuneration per share	$ 0.234	$ 0.347	$ 0.538	$ 0.352
Dividends paid	$ 1,000	$ 1,596	$ 2,364	$ 1,569
Dividends interest on capital	Jul. 31, 2025	Jul. 25, 2024	Jul. 27, 2023
Dividends payment date	Sep. 03, 2025	Sep. 04, 2024	Sep. 01, 2023
Dividends Interest on capital remuneration per share	$ 0.339	$ 0.376	$ 0.403
Interest on capital	$ 1,448	$ 1,608	$ 1,744
Dividend and interest on capital	Nov. 27, 2025		Oct. 26, 2023
Dividends payment date	Mar. 04, 2026		Dec. 01, 2023
Dividend Interest on capital remuneration per share	$ 0.440		$ 0.465
Dividends and interest on capital	$ 1,879		$ 2,000
Dividends paid	5,923	$ 4,360	5,313
Dividend and interest on capital		Nov. 28, 2024
Dividends payment date		Mar. 14, 2025
Dividends Interest on capital remuneration per share		$ 0.091
Interest on capital		$ 388
Beginning balance, value	34,528	40,981	37,358
Allocation of income
Deliberated dividends and interest on capital of Vale's shareholders	(5,923)	(4,360)	(4,181)
Translation adjustment	3,720	(8,448)	2,509
Ending balance, value	34,350	34,528	40,981	37,358
Legal Reserve 1 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	2,498	3,194	2,964
Translation adjustment	313	(696)	230
Ending balance, value	2,811	2,498	3,194	2,964
Tax Incentive Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	4,774	5,690	4,416
Allocation of income	560	392	891
Translation adjustment	597	(1,308)	383
Ending balance, value	5,931	4,774	5,690	4,416
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	6,793	6,773	9,349
Allocation of income		2,182	984
Treasury shares cancellation			(4,164)
Translation adjustment	852	(2,162)	604
Ending balance, value	7,645	6,793	6,773	9,349
Retained Earnings Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	3,015	3,856	3,578
Deliberated dividends and interest on capital of Vale's shareholders	(2,535)
Translation adjustment	615	(841)	278
Ending balance, value	1,095	3,015	3,856	3,578
Additional Remuneration Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	1,596	2,364	437
Allocation of income		1,596	2,364
Deliberated dividends and interest on capital of Vale's shareholders	(1,596)	(2,364)	(437)
Ending balance, value		1,596	2,364	437
Profit Reserves [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	18,676	21,877	20,744
Allocation of income	560	4,170	4,239
Deliberated dividends and interest on capital of Vale's shareholders	(4,131)	(2,364)	(437)
Treasury shares cancellation	2,377		(4,164)
Translation adjustment	2,377	(5,007)	1,495
Ending balance, value	$ 17,482	$ 18,676	$ 21,877	$ 20,744